BALANCE SHEETS - USD ($)	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
ASSETS
Total assets	$ 0	$ 0
Current liabilities
Accounts payable	0	7,500
Accrued expenses	0	6,000	$ 12,000
Due to related party	3,846	3,846	3,846
Total current liabilities	3,846	17,346	15,846
Stockholders' deficit
Preferred stock: $0.001 par value; 20,000,000 shares authorized; no shares issued and outstanding	0	0
Common stock: $0.001 par value; 300,000,000 shares authorized; 20,000,000 shares issued and outstanding	20,000	20,000	20,000
Additional paid-in capital	16,870	3,370
Accumulated deficit	(40,716)	(40,716)	(35,846)
Total stockholders' deficit	(3,846)	(17,346)	$ (15,846)
Total liabilities and stockholders' deficit	$ 0	$ 0